Subordinated Notes and Debentures (Narrative) (Details) € in Millions, $ in Billions	Jan. 31, 2025 CAD ($)	Jan. 23, 2025 EUR (€)
NVCC [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | €		€ 750
NVCC [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period		10 days
NVCC [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period		60 days
NVCC [member] | Until January 23, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.03%
NVCC [member] | Until Maturity On January 23, 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.50%
NVCC Medium-Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 1
NVCC Medium-Term Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	10 days
NVCC Medium-Term Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	60 days
NVCC Medium-Term Notes [Member] | Until February 1, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.231%
NVCC Medium-Term Notes [Member] | Until Maturity On February 1, 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.54%